Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (3,122,637)	$ (4,657,894)	$ (9,971,806)	$ (6,638,013)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Interest paid in kind			54,744
Research & development expenses paid by debt			2,000,000
Amortization of debt discount and deferred finance costs	421,217	1,148,305	1,320,617	745,973
Amortization of intangible assets	12,841	81,701	326,806	51,419
Stock-based compensation		2,147,591	2,147,591	340,674
Depreciation on development equipment	2,538	9,329	37,406	9,238
Change in fair value of derivative	536,345	736,298	45,051	(191,643)
Loss on debt conversion	27,504	124,598	343,700
Common shares issued to investors				120,000
Issuance of common stock in lieu of cash for services				418,136
Write off of long term investment				1,769,300
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	17,162	100,321	69,419	(78,559)
Accounts payable and accrued expenses	879,838	179,881	680,822	616,043
Accounts payable to related party	(26,308)	161,344	(210,051)	556,742
Net cash (used in) provided by operating activities	(1,251,500)	31,473	(2,812,001)	(2,280,690)
Cash flows from investing activities:
Cash acquired in mergers				189,286
Net cash provided by investing activities				189,286
Cash flows from financing activities:
Proceeds from private placement	1,613,200		2,929,056
Proceeds from Payroll Protection Plan			250,000
Proceeds from short term loan, related party, net of repayments			20,000
Proceeds from short term loan, other	120,000		75,000
Repaid to note holder	(50,000)		(50,000)
Repaid to others	(75,000)
Proceeds from convertible notes payable				1,884,000
Net proceeds from convertible notes payable, related party		70,000		203,870
Proceeds from sales of common stock, net of costs				83,000
Net cash provided by financing activities	1,608,200	70,000	3,224,056	2,170,870
Net increase in cash and restricted cash	356,700	101,473	412,055	79,466
Cash and restricted cash - beginning of period	494,019	81,964	81,964	2,498
Cash and restricted cash - end of period	830,719	183,437	494,019	81,964
Supplemental cash flow information:
Cash paid for: Interest paid	65,754		52,066
Cash paid for: Income taxes paid			800
Non cash investing and financing activities:
Common shares issued upon partial conversion of debt	210,301	721,064	1,073,566
Warrants issued in connection with private placement	166,575
Beneficial Conversion Feature on convertible debt and restricted common shares	$ 605,719		724,278	684,140
Acquisition of PointR				15,240,792
Recapitalization under reverse merger				3,727,752
Issuance of common stock for settlement of accounts payable to related party				238,090
Issuance of preferred stock for settlement of debt				$ 200,000